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                    SUPPLEMENT DATED OCTOBER 3, 2005 TO THE

                     CLASS I AND CLASS II SHARES PROSPECTUS


                              DATED APRIL 29, 2005

                        VAN KAMPEN LIFE INVESTMENT TRUST

                            ON BEHALF OF ITS SERIES,

                        VAN KAMPEN GOVERNMENT PORTFOLIO

     Effective October 3, 2005, each Prospectus is hereby supplemented as follows:

     (1) The second sentence in the first paragraph under the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES" is hereby deleted in its entirety.

     (2) The fourth sentence in the first paragraph under the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS" is hereby deleted in its entirety.

     (3) The caption and the first two paragraphs in the section entitled "U.S. GOVERNMENT SECURITIES -- GOVERNMENT-RELATED SECURITIES" are hereby deleted and replaced with the following:

               MORTGAGE-RELATED OR GOVERNMENT RELATED SECURITIES

     The Portfolio may invest up to 20% of its assets in privately issued mortgage-related securities and mortgage-backed securities not directly guaranteed by instrumentalities of the U.S. government (including privately issued CMOs and REMICs) (collectively, "Private Pass-Throughs") and/or in privately issued certificates representing stripped U.S. government or mortgage-related securities.

     The Portfolio may invest in Private Pass-Throughs only if such Private Pass-Throughs are rated at the time of purchase in the two highest grades by a nationally recognized statistical rating agency ("NRSRO") or if unrated, are considered by the Portfolio's investment adviser to be of comparable quality. The collateral underlying such Private Pass-Throughs may consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or other types of collateral such as cash or real estate. A more complete description of security ratings is contained in the Portfolio's Statement of Additional Information. The Statement of Additional Information can be obtained by investors free of charge as described on the back cover of this Prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LITSPTGOVT 10/05